SCHEDULE OF TRANSLATION EXCHANGE RATES (Details)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6697	0.6915	0.7500
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6794	0.7253	0.7473